Borrowings (Tables)	6 Months Ended
Sep. 30, 2025
Borrowings [Abstract]
Schedule of Short-Term Borrowings

Short-term borrowings consisted of the following:

	Maturity	Interest Rate	September 30, 2025	March 31, 2025

Syndicated Loans (1)	March 2026	TIBOR^(3M)+0.70% - TIBOR (1M)+1.20%	$50,956,684	$52,241,749
Resona Bank (2)	March 2026	3.40%-3.55%	1,298,259	1,331,000
Best Life Technology (3)	August 2026	5.6%	2,750,082	2,750,743
Loans from HSBC (4)	October 2025 – December 2025	HIBOR#+2%	3,577,825	1,579,715
Total short-term borrowings			$58,582,850	$57,903,207
(1)	On September 27, 2022, the Company entered into a one-year syndicated loan agreement, which was effective from September 30, 2022, with a consortium of banks, with an aggregate credit line of ¥8.15 billion (approximately $61.3 million), and the interest rate was adjusted to TIBOR (3M)+0.70%. As of March 31, 2023, the Company borrowed an aggregated of ¥8.15 billion (approximately $61.3 million) under the agreement, and the net outstanding balance of this loan was approximately ¥8.1 billion (approximately $60.6 million), net off the unamortized loan service cost of ¥85.6 million ($643,438). On September 22, 2023, the Company extended the loan on a three-month basis for an additional six months with a maturity date on March 29, 2024, and the interest rate was adjusted to TIBOR (1M)+1.20%. In March 2024, the Company repaid ¥300.0 million, and subsequently, the Company made multiple loan extensions with the banks and extended the loans with a new maturity date of March 31, 2026. The interest rate remained at TIBOR (1M)+1.20%. As of September 30, 2025, the total outstanding balance of this loan was approximately ¥7.54 billion (approximately $51.0 million). The syndicated loan is guaranteed by Mr. Kanayama, the representative director, director, and controlling shareholder of the Company.

(2)	The loan is guaranteed by Mr. Kanayama. The Company made multiple loan extensions with the bank and extended the loan with a new maturity date of March 31, 2026.

(3)	The Company made a loan extension with the borrower and extended the loan with a new maturity date of August 4, 2026.

(4)	On September 22, 2024 and April 14, 2025, the Company entered into two bank facilities, with an aggregate credit line of HK$3.1 million (approximately $4.0 million), and the interest rate was HIBOR+2%. Each maximum financing period for each drawing shall not exceed 90 days. As of September 30, 2025, the Company borrowed an aggregated of HK$27.8 million (approximately $3.6 million) under the facilities. As of the date of this report, the Company has repaid approximately $2.0 million and borrowed additional $2.3 million under the facilities. The bank facilities are guaranteed by Mr. Kanayama and the legal representative of TLS.

Schedule of Long-Term Borrowings

Long-term borrowings consisted of the following:

	Maturity	Interest Rate	September 30, 2025	March 31, 2025

Japan Finance Corporation (1)	April 2026	3.20%	$1,224,779	$1,255,660
BOT Lease Co., Ltd. (2)	March 2028	TIBOR (3M) + 6.0%	1,351,600	1,331,000
MUFG Bank (3)	August 2026	TIBOR (3M) + 0.8%	4,089,517	4,192,650
The Hong Kong and Shanghai Banking Corporation Limited (4)	July 2024 – February 2033	2.750% - 3.375%	512,295	345,303
DFL-Shutoken Leasing (Hong Kong) Company Limited	June 2024 – October 2025	2.990%	28,326	83,690
Kyrin Starway Limited (5)	No Maturity Date	4.68%	4,838,778	-
Total long-term borrowings			$12,045,295	$7,208,303

Current portion of long-term borrowings			$5,569,153	$706,531

Non-current portion of long-term borrowings			$6,476,142	$6,501,772

(1)	The Company made multiple loan extensions with the bank with a new maturity date of April 30, 2026.

(2)	The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).

(3)	In connection with the Company’s bank borrowings from MUFG Bank, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.3 million) as of September 30, 2025 as collateral to safeguard the loan.

(4)	Guaranteed by Mr. Kanayama.

(5)	On June 27, 2025, the Company entered into a revolving loan facility agreement with the borrower, pursuant to which the Company obtained a revolving loan facility in the amount of approximately $12.9 million (HK$100.0 million) for a period of five years since the date of the agreement, at the interest rate of 4.68%. As of September 30, 2025, the Company borrowed an aggregated of HK$37.7 million (approximately $4.8 million) under the facilities. As of the date of this report, the Company has borrowed additional HK$7.1 million (approximately $0.9 million) under the agreement.

Schedule of Future Maturities of Long-Term Borrowings

The future maturities of long-term borrowings as of September 30, 2025 were as follows:

12 months ending September 30
2026	$5,569,153
2027	41,146
2028	1,393,944
2029	43,578
2030	4,883,625
Thereafter	113,849
Total long-term borrowings	$12,045,295